Share-based payments	12 Months Ended
Dec. 31, 2015
Share-based payments [Abstract]
Share-based payments
20.	Share-based payments

(a) Share incentive plan of the Company

2012 Share Incentive Plan

On July 31, 2012, the board of directors of the Company approved a share incentive plan, which permits the grant of share options and restricted or unrestricted ordinary shares up to 7,500,000 shares, to any eligible persons, as determined by the board. The contractual life of each share option under this share incentive plan is 10 years. According to the board resolution as of July 4, 2013, the share limit of aforesaid share incentive plan changed from 7,500,000 shares to 10,247,250 shares.

In the event of the grant of share options, the exercise price of the option is not less than the greater of (1) the par value of the ordinary shares, (2) 100% of the fair market value of the ordinary shares on the date of grant, or (3)110% of the fair market value of the ordinary shares on the date of grant in the case of any person who owns shares possessing more than 10% of the total combined voting power of all classes of shares of the Company. To the extent required to satisfy applicable securities laws and certain events, share option (except share option granted to an officer, director, or consultant of the Company or any of its affiliates) shall vest and become exercisable at a rate of no less than 20% per year over five years after the date the share option is granted.

In the event of the grant of restricted shares, the purchase price is not less than the greater of (1) the par value of the ordinary shares, (2) 85% of the fair market value of the ordinary shares on the date of grant or at the time the purchase is consummated; or (3) 100% of the fair market value of the ordinary shares on the date of grant, or at the time the purchase is consummated, in the case of any person who owns shares possessing more than 10% of the total combined voting power of all classes of shares of the Company. To the extent required to satisfy applicable securities laws, the restrictions imposed on the ordinary shares (other than that granted to an officer, director, or consultant of the Company or any of its affiliates) shall lapse as to such shares at a rate of at least 20% of the shares per year over the five years after the date the restricted share is granted.

The Company has the right (but not the obligation) (“Call Right”) to repurchase in one or more transactions in connection with the grantee's termination of employment by or services to the Group, and the relevant grantee shall be obligated to sell any of the shares acquired through the aforesaid share options or restricted shares at a repurchase price. The repurchase price means, (i) in the event of the repurchase of restricted shares, the lesser of (a) the price paid by the grantee to acquire such restricted shares or (b) the fair market value of such restricted shares determined as of the exercise date of the Call Right, or (ii) in the event of the repurchase of shares other than restricted shares, the fair market value of such shares determined as of the exercise date of the Call Right.

2014 Share Incentive Plan

The Company adopted a share incentive plan in June 2014 (“2014 Share Incentive Plan”) to grant shares to the Company's employees. The initial maximum number of ordinary shares that may be issued under the 2014 Share Incentive Plan is 15,169,920. Upon the completion of the offering of 2014 Share Incentive Plan, the maximum aggregate number of ordinary shares that may be issued under the 2014 Share Incentive Plan will be increased to 12% of the Company's outstanding share capital (including any ordinary shares issued pursuant to any other-allotment options) on a fully diluted basis, minus 2,770,000.

(a)-1 Restricted shares

The following table summarizes the restricted shares granted by the Company:

	Vesting Period from	Number of	Weighted-average
	grant date	restricted shares	grant-date fair value
Restricted shares granted to directors and employees			(US$)

Outstanding, January 1, 2014		—	—
Granted on June 17, 2014	2 to 48 months	12,200,080	3.3773
Granted on August 20, 2014	3 years	60,000	4.9650
Granted on October 1, 2014	4 years	660,000	4.0850
Granted on December 5, 2014	4 years	100,000	4.4925
Granted on December 9, 2014	4 years	6,000	4.1075
Forfeited		—	—
Outstanding, December 31, 2014		13,026,080	3.4294
Outstanding January 1, 2015		13,026,080	3.4294
Granted on April 1, 2015	3 to 4 years	4,833,450	1.7200
Vested		(5,320,992)	3.4294
Forfeited		—	—
Outstanding, December 31, 2015		12,538,538	2.7704
Vested as at December 31, 2015		3,485,183	2.7704
Expected to vest		9,053,355	2.7704

Out of these 12,200,080 restricted shares granted in 2014, 1,928,000 restricted shares have performance conditions(“Performance Shares”). A plan administrator, who is designated by the Company, shall in its sole discretion determine and evaluate the performance of the grantee for purposes of the vesting of such Performance Shares. The evaluation criteria may be varied from time to time at the plan administrator's absolute discretion. There were no performance conditions attached to the remaining 10,272,080 restricted shares. Out of 4,833,450 restricted shares granted in 2015, 80% (3,866,760 restricted shares) have performance conditions. There were no performance conditions attached to the remaining 20% (966,690 restricted shares).

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates.

For the years ended December 31, 2014, and 2015, the Company recorded share-based compensation expenses of US$6,509,000 (equivalent to RMB39,682,000), and US$16,592,000 (equivalent to RMB 103,538,000), respectively, in respect of the restricted shares granted.

As of December 31, 2015, total unrecognized compensation expense relating to the restricted shares granted was US$29,555,000 (equivalent to RMB184,424,000). The expense is expected to be recognized over a weighted average period of 3.2 years.

(a)-2 Share options

The following table summarizes the movements of share options:

	Number of options	Weighted- average exercise price per share	Weighted- average grand date fair value per share of share option	Weighted-average grant date fair value per share	Weighted- average remaining contractual term	Aggregate intrinsic value
Options granted to employees		(US$)	(US$)	(US$)	(years)	(US$)

Outstanding, January 1, 2013	3,220,000	0.040	0.162	0.198	8.69	879,800 (equivalent to RMB5,530,000)
Forfeiture	(450,000)	0.048
Outstanding, December 31, 2013	2,770,000	0.040	0.162	0.198	7.69	2,837,856 (equivalent to RMB 17,302,000)
Forfeiture	(80,000)	0.048
Outstanding, December 31, 2014	2,690,000	0.040	0.162	0.198	6.69	11,378,700 (equivalent to RMB 69,626,000)
New grant	240,000	1.750	0.314	1.750
Exercise of share options	(2,690,000)	0.040
Outstanding, December 31, 2015	240,000	1.750	0.314	1.750	2.25	383,400 (equivalent to RMB 2,392,000)
Vested as of December 31, 2015	—
Expected to vest as of December 31, 2015	240,000	1.750	0.314	1.750	2.25	383,400 (equivalent to RMB 2,392,000)

Notes:

(i)

 The vesting period of the share options granted is 4 years and the vesting schedules is 25% after 12 months from original grant date of Shenzhen iDreamSky share options, and the remaining 75% will vest in 3 equal instalments over the next 3 years.

(a)-2 Share options (Continued)

The aggregate intrinsic value is calculated as the difference between the exercise prices of share options and the fair value of the Company's ordinary shares as of December 31, 2013, 2014 and 2015, for those share options that have an exercise price below the fair value of the Company's ordinary shares. The grant date fair value of the Company's share options to the Group's employees was estimated using the binomial option pricing model with the following assumptions:

Grand date

Risk-free interest rate	1.57%
Volatility	58.97%
Dividend yield	—

For the years ended December 31, 2013, 2014 and 2015, total share-based compensation expenses recognized by the Group for the shares options granted were RMB329,000, RMB329,000 and RMB164,000, respectively.

(b) Share transfer

On April 11, 2014, Dream Data, which is wholly owned by Mr. Chen, executed an instrument to transfer 7,308,860 ordinary shares in the Company to DT01 Holding International Limited, a company jointly owned by Mr. Ko and Anfernee Song Guan without any consideration. The Company recognized share-based compensation expenses of RMB145.7 million (US$23.5 million) in 2014 in relation to this transfer.